Financial Instruments - Fair Value of Assets and Liabilities Measured on Recurring Basis (Table) (Details) - Fair Value, Recurring [Member] - Fair Value, Inputs, Level 2 [Member] - USD ($)
$ in Thousands
	Jun. 30, 2020	Dec. 31, 2019
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Interest rate swaps	$ (40,551)	$ (15,019)
Bunker swaps	(15,908)	(2,850)
Bunker put options	1,787	0
Bunker call options	5	147
Total	$ (54,667)	$ (17,722)